Borrowings (Details)									12 Months Ended
	Jan. 05, 2021 USD ($)	Jan. 05, 2021 GBP (£)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 GBP (£)	Jun. 21, 2019 USD ($)	Jun. 21, 2019 GBP (£)	Mar. 22, 2018 USD ($)	Mar. 22, 2018 GBP (£)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 GBP (£)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from loan									$ 5,042,000
Bridging finance
Disclosure of detailed information about borrowings [line items]
Proceeds from loan										$ 1,033,632	£ 800,000
Interest rate (in percent)									0.00%
Convertible loan notes A (treated as equity)
Disclosure of detailed information about borrowings [line items]
Proceeds from loan							$ 1,411,034	£ 1,000,000
Convertible loan notes B
Disclosure of detailed information about borrowings [line items]
Amount of loans issued | £											£ 500,000
Proceeds from loan					$ 3,876,120	£ 3,000,000				$ 646,020
Unsecured convertible loan
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 2,694,800	£ 2,000,000	$ 11,452,900	£ 8,500,000
Interest payable									$ 961,268			$ 0	$ 0